CREDIT QUALITY INDICATORS	12 Months Ended
Dec. 31, 2015
Credit Quality Indicators [Abstract]
Credit Quality Indicators [Text Block]
NOTE 4 CREDIT QUALITY INDICATORS

To facilitate the monitoring of credit quality within the loan portfolio and for purposes of analyzing historical loss rates used in the determination of the allowance for loan losses, the Corporation utilizes the following categories of credit grades: pass, special mention, substandard, doubtful and loss. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well-defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis. Loans are graded on a scale of 1 through 9, with a grade of 5 or below classified as “Pass” rated credits. Following is a description of the general characteristics of risk grades 6 through 9:

6 – Special Mention
Special mention credits have a level of potential weakness such that they warrant management’s closer attention than those on watch.  These credits, opposed to watch credits, require correction or additional financial information for further analysis and verification of repayment capacity.  If left uncorrected, these weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date.  Special mention assets are not considered adversely classified assets.  Such credits do however, warrant consideration of additional reserve.

7 – Substandard
Substandard loans are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any.  Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  Substandard loans are characterized by the distinct possibility that the Bank will sustain loss if the deficiencies are not corrected.

8 – Doubtful
Loans classified doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

9 – Loss
Loans are considered uncollectible and of such little value that continuing to carry them as assets on the institution’s financial statements is not feasible.  Accordingly, the Bank does not carry loans classified as loss on the books, instead, these loans are charged off.

The Corporation’s strategy for credit risk management includes ongoing credit examinations and management reviews of loans exhibiting deterioration of credit quality. A deteriorating credit indicates an elevated likelihood of delinquency. When a loan becomes delinquent, its credit grade is reviewed and changed accordingly. Each downgrade to a classified credit results in a higher percentage of reserve to reflect the increased likelihood of loss for similarly graded credits. Further deterioration could result in a certain credit being deemed impaired, resulting in a collateral valuation for purposes of establishing a specific reserve which reflects the possible extent of such loss for that credit.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed at December 31, 2015 and 2014.

Commercial Credit Exposure (In thousands)
Credit risk profile by credit worthiness category

					Commercial		Commercial
	Commercial		Commercial		Real Estate		Real Estate
Credit	Operating		Agricultural		1-4 Family		Other		Total
Grade	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Pass	$33,221	$32,933	$43,461	$45,863	$46,453	$39,683	$115,517	$101,222	$238,652	$219,701
6	0	0	0	0	0	0	0	0	0	0
7	662	956	898	159	124	793	2,580	3,899	4,264	5,807
8	0	0	0	0	0	0	0	0	0	0
Total	$33,883	$33,889	$44,359	$46,022	$46,577	$40,476	$118,097	$105,121	$242,916	$225,508

Real Estate Credit Exposure (In thousands)
Credit risk by credit worthiness category

	Real Estate		Real Estate
Credit	Construction		Other		Total
Grade	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Pass	$5,583	$4,214	$18,345	$17,951	$23,928	$22,165
6	0	0	0	0	0	0
7	0	0	16	18	16	18
8	0	0	0	0	0	0
Total	$5,583	$4,214	$18,361	$17,969	$23,944	$22,183

Consumer Credit Exposure (In thousands)
Credit risk by credit worthiness category

	Consumer		Consumer		Consumer
Credit	Equity		Auto		Other		Total
Grade	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Pass	$17,956	$17,987	$4,637	$4,650	$7,361	$8,616	$29,954	$31,253
6	0	0	0	0	0	0	0	0
7	94	199	4	0	21	8	119	207
8	0	0	0	0	0	0	0	0
Total	$18,050	$18,186	$4,641	$4,650	$7,382	$8,624	$30,073	$31,460